Quarterly Holdings Report
for
Fidelity® Select Portfolios®
IT Services Portfolio
(to be renamed Enterprise Technology Services Portfolio effective June 1, 2023)
May 31, 2023
BSO-NPRT1-0723
1.802158.119
Common Stocks - 99.2%
	Shares	Value ($)
Broadline Retail - 0.5%
Broadline Retail - 0.5%
Global-e Online Ltd. (a)(b)	281,725	10,091,390
Communications Equipment - 0.4%
Communications Equipment - 0.4%
Lumentum Holdings, Inc. (a)	146,300	7,739,270
Consumer Finance - 0.3%
Consumer Finance - 0.3%
NerdWallet, Inc. (a)(b)	705,823	6,634,736
Diversified Consumer Services - 2.6%
Specialized Consumer Services - 2.6%
H&R Block, Inc. (b)	1,737,000	51,849,450
Financial Services - 51.5%
Transaction & Payment Processing Services - 51.5%
Block, Inc. Class A (a)(b)	1,391,600	84,038,724
Fiserv, Inc. (a)	578,017	64,847,727
FleetCor Technologies, Inc. (a)	126,300	28,613,265
Global Payments, Inc. (b)	536,200	52,381,378
MasterCard, Inc. Class A	819,100	298,987,882
Nuvei Corp. (a)(b)(c)	443,200	13,912,048
PayPal Holdings, Inc. (a)	69,640	4,316,984
Remitly Global, Inc. (a)	1,232,500	22,604,050
The Western Union Co.	4,800	54,672
Visa, Inc. Class A (b)	2,014,848	445,341,852
WEX, Inc. (a)	700	116,095
		1,015,214,677
Interactive Media & Services - 1.0%
Interactive Media & Services - 1.0%
Alphabet, Inc. Class A (a)	157,200	19,315,164
IT Services - 26.6%
Internet Services & Infrastructure - 5.6%
Cloudflare, Inc. (a)	107,800	7,455,448
MongoDB, Inc. Class A (a)	228,000	66,984,120
Okta, Inc. (a)	135,400	12,307,860
Snowflake, Inc. (a)(b)	80,900	13,377,624
Twilio, Inc. Class A (a)(b)	136,600	9,510,092
		109,635,144
IT Consulting & Other Services - 21.0%
Accenture PLC Class A	715,180	218,787,866
Amdocs Ltd.	560,000	52,735,200
EPAM Systems, Inc. (a)	294,400	75,548,928
Gartner, Inc. (a)	194,700	66,754,842
		413,826,836
TOTAL IT SERVICES		523,461,980
Professional Services - 9.9%
Data Processing & Outsourced Services - 5.9%
ExlService Holdings, Inc. (a)	472,700	71,349,338
WNS Holdings Ltd. sponsored ADR (a)	571,592	44,412,698
		115,762,036
Human Resource & Employment Services - 4.0%
Automatic Data Processing, Inc.	106,175	22,189,513
Manpower, Inc.	61,680	4,328,086
Paycom Software, Inc.	189,400	53,056,622
		79,574,221
TOTAL PROFESSIONAL SERVICES		195,336,257
Software - 6.4%
Application Software - 3.4%
Intuit, Inc.	130,456	54,676,719
Samsara, Inc. (a)	614,300	11,825,275
		66,501,994
Systems Software - 3.0%
Microsoft Corp.	88,800	29,161,032
UiPath, Inc. Class A (a)(b)	1,640,100	29,341,389
		58,502,421
TOTAL SOFTWARE		125,004,415
TOTAL COMMON STOCKS (Cost $1,115,733,336)		1,954,647,339

Money Market Funds - 6.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (d)	2,945,908	2,946,497
Fidelity Securities Lending Cash Central Fund 5.14% (d)(e)	128,817,508	128,830,390
TOTAL MONEY MARKET FUNDS (Cost $131,776,887)		131,776,887

TOTAL INVESTMENT IN SECURITIES - 105.9% (Cost $1,247,510,223)	2,086,424,226
NET OTHER ASSETS (LIABILITIES) - (5.9)%	(116,569,319)
NET ASSETS - 100.0%	1,969,854,907

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,912,048 or 0.7% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	1,121,615	70,900,912	69,076,030	54,082	-	-	2,946,497	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	548,084,985	306,166,571	725,421,166	89,255	-	-	128,830,390	0.4%
Total	549,206,600	377,067,483	794,497,196	143,337	-	-	131,776,887

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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